Consolidated Statements of Financial Position - CAD ($) $ in Thousands	May 31, 2019	May 31, 2018
Current assets
Cash and cash equivalents	$ 550,797	$ 59,737
Marketable securities	20,199	45,062
Accounts receivable	25,488	3,386
Prepaids and other current assets	23,391	14,384
Inventory	91,529	22,150
Biological assets	18,725	7,331
Assets held for sale		40,620
Promissory notes receivable	39,200
Current portion of convertible notes receivable	11,500	1,942
Total current assets	780,829	194,612
Non-current assets
Capital assets	503,898	303,151
Intangible assets	392,056	226,444
Convertible notes receivable	20,730	16,129
Interest in equity investees	9,311	4,966
Long-term investments	64,922	46,028
Goodwill	669,846	522,762
Total assets	2,441,592	1,314,092
Current liabilities
Accounts payable and accrued liabilities	105,813	31,517
Income taxes payable	2,722	3,584
Deferred revenue	23,678	2,607
Current portion of promissory note payable		610
Current portion of long-term debt	6,332	2,140
Current portion of derivative liability		3,396
Total current liabilities	138,545	43,854
Long-term liabilities
Long-term debt	60,895	28,337
Convertible debentures	421,366
Derivative liability		9,055
Deferred tax liability	87,633	59,253
Total liabilities	708,439	140,499
Shareholders' equity
Share capital	1,655,273	1,113,981
Warrants	1,336	1,375
Share-based payment reserve	36,151	22,006
Accumulated other comprehensive loss	(119)	(801)
Non-controlling interest	28,409	9,580
Retained earnings	12,103	27,452
Total	1,733,153	1,173,593
Liabilities and Shareholder's equity	$ 2,441,592	$ 1,314,092